Schedule Of Reportable Segments Property Plant and Equipment (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Capital assets	$ 62,122	$ 107,473
Total	62,122	928,007
Oman [Member]
Discontinued operation	0	820,534
Turkey [Member]
Capital assets	41,377	59,013
Canada [Member]
Capital assets	$ 20,745	$ 48,460